Taxation - Disclosure of major components of tax expense (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax
Charge for the yeara		$ 7,187	$ 9,048	$ 12,523
Adjustment in respect of prior years		234	(373)	145
Current tax		7,421	8,675	12,668
Deferred tax
Origination and reversal of temporary differences in the current yearb		(1,851)	(238)	4,768
Adjustment in respect of prior years		(17)	(568)	(674)
Deferred tax expense (income) recognised in profit or loss		(1,868)	(806)	4,094
Tax charge on profit		5,553	7,869	16,762
Current tax expense (income), related to Pillar Two income taxes		4
Tax charge related to UK Energy Profit Levy	$ 96	$ 213	$ (232)	$ 1,834